Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease, Cost
The cost components of our operating leases follows:

	2024	2023	2022
	(In thousands)
Operating lease cost	$1,385	$1,436	$1,636
Variable lease cost	44	97	78
Short-term lease cost	91	94	91
Total	$1,520	$1,627	$1,805

Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to our operating leases follows:

	2024	2023
	(In thousands)
Lease right of use asset (1)	$5,971	$4,911
Lease liabilities (2)	$6,338	$5,114

Weighted average remaining lease term (years)	7.07	6.03
Weighted average discount rate	3.7%	2.7%
(1)Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
(2)Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.

Maturity Analysis of Lease Liabilities
Maturity analysis of our lease liabilities at December 31, 2024 based on required contractual payments follows:

(In thousands)
2025	$1,309
2026	1,127
2027	988
2028	938
2029	792
2030 and thereafter	2,197
Total lease payments	7,351
Less imputed interest	(1,013)
Total	$6,338